Commitments and Contingencies - Summary of Company's Minimum Aggregate Rental Commitments Under all Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases Future Minimum Payments [Line Items]
2018	$ 3,157
2019	3,178
2020	3,178
2021	3,187
2022	3,125
Thereafter	28,017
Total	43,842
Ground Leases
Leases Future Minimum Payments [Line Items]
2018	1,630
2019	1,646
2020	1,649
2021	1,655
2022	1,578
Thereafter	21,543
Total	29,701
Office and Equipment Leases
Leases Future Minimum Payments [Line Items]
2018	1,527
2019	1,532
2020	1,529
2021	1,532
2022	1,547
Thereafter	6,474
Total	$ 14,141